Document and Entity Information	Aug. 20, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	RMG Acquisition Corp. II
Amendment Flag	false
Entity Central Index Key	0001820143
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 20, 2021
Entity Incorporation State Country Code	E9
Entity File Number	001-39776
Entity Tax Identification Number	98-1550286
Entity Address, Address Line One	57 Ocean
Entity Address, Address Line Two	Suite 403
Entity Address, Address Line Three	5775 Collins Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33140
City Area Code	(786)
Local Phone Number	584-8352
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Third Of One Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	RMGBU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Subject To Possible Redemption [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	RMGB
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	RMGBW
Security Exchange Name	NASDAQ